Restricted financial assets	12 Months Ended
Dec. 31, 2018
Disclosure Restricted Financial Assets [Line Items]
Restricted Assets Disclosure Text Block

Note 26 Restricted and transferred financial assets

This Note provides information on restricted financial assets (Note 26a), transfers of financial assets (Note 26b and 26c) and financial assets that are received as collateral with the right to resell or repledge these assets (Note 26d).

a) Restricted financial assets

Restricted financial assets consist of assets pledged as collateral against an existing liability or contingent liability and other assets that are otherwise explicitly restricted such that they cannot be used to secure funding.

Financial assets are mainly pledged as collateral in securities lending transactions, in repurchase transactions, against loans from Swiss mortgage institutions and in connection with the issuance of covered bonds. The Group generally enters into repurchase and securities lending arrangements under standard market agreements. For securities lending, the cash received as collateral may be more or less than the fair value of the securities loaned, depending on the nature of the transaction. For repurchase agreements, the fair value of the collateral sold under an agreement to repurchase is generally in excess of the cash borrowed. Pledged mortgage loans serve as collateral for existing liabilities against Swiss central mortgage institutions and for existing covered bond issuances of USD 12,516 million as of 31 December 2018 (31 December 2017: USD 12,779 million).

Other restricted financial assets include assets protected under client asset segregation rules, assets held by the Group’s insurance entities to back related liabilities to the policy holders, assets held in certain jurisdictions to comply with explicit minimum local asset maintenance requirements and assets held in consolidated bankruptcy remote entities such as certain investment funds and other structured entities. The carrying value of the liabilities associated with these other restricted financial assets is generally equal to the carrying value of the assets, with the exception of assets held to comply with local asset maintenance requirements, for which the associated liabilities are greater.

Restricted financial assets
USD million	31.12.18	31.12.17
Financial assets pledged as collateral
Financial assets at fair value held for trading	43,292	47,414
of which: assets pledged as collateral that may be sold or repledged by counterparties	32,121	36,277
Loans and advances to customers[1]	18,804	18,087
Financial assets at fair value not held for trading	0	174
Total financial assets pledged as collateral[2]	62,096	65,676

Other restricted financial assets
Loans and advances to banks	5,140	3,364
Financial assets at fair value held for trading[3]	3,589	12,591
Cash collateral receivables on derivative instruments	3,205	3,921
Loans and advances to customers	935	1,289
Financial assets at fair value not held for trading[3]	23,514	2,669
Financial assets measured at fair value through other comprehensive income	171	253
Other	203	97
Total other restricted financial assets	36,758	24,183
Total financial assets pledged and other restricted financial assets	98,854	89,859
1 All related to mortgage loans that serve as collateral for existing liabilities against Swiss central mortgage institutions and for existing covered bond issuances. Of these pledged mortgage loans, approximately USD 3.2 billion for 31 December 2018 (31 December 2017: approximately USD 2.2 billion) could be withdrawn or used for future liabilities or covered bond issuances without breaching existing collateral requirements. 2 Does not include assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes (31 December 2018: USD 0.3 billion; 31 December 2017: USD 2.6 billion). 3 Financial assets for unit-linked investment contracts were reclassified from Financial assets at fair value held for trading to Financial assets at fair value not held for trading upon adoption of IFRS 9 as of 1 January 2018. Refer to Note 1c for more information.

In addition to restrictions on financial assets, UBS Group AG and its subsidiaries are, in certain cases, subject to regulatory requirements that affect the transfer of dividends and capital within the Group. Supervisory authorities also may require entities to measure capital and leverage ratios on a stressed basis, such as the Federal Reserve Board’s Comprehensive Capital Analysis and Review (CCAR) process, which affects UBS Americas Holding LLC, and may limit the ability of the intermediate holding company sub-group to make distributions of capital based on the results of those tests. In June 2018, the Federal Reserve Board released the 2018 CCAR results and did not object to UBS Americas Holding LLC’s capital plan

Certain regulated subsidiaries are required to maintain capital and / or liquidity to comply with local regulations and may be subject to prudential limitations by regulators that limit the amount of funds that they can distribute or otherwise transfer. Supervisory authorities generally have discretion to impose higher requirements or to otherwise limit the activities of subsidiaries.

Non-regulated subsidiaries are generally not subject to such requirements and transfer restrictions. However, restrictions can also be the result of different legal, regulatory, contractual, entity- or country-specific arrangements and / or requirements.

  Refer to “Financial and regulatory key figures for our significant regulated subsidiaries and sub-groups” in the “Significant regulated subsidiary and sub-group information” section of this report for financial information on significant regulated subsidiaries of the Group

UBS AG
Disclosure Restricted Financial Assets [Line Items]
Restricted Assets Disclosure Text Block

Note 26 Restricted and transferred financial assets

This Note provides information on restricted financial assets (Note 26a), transfers of financial assets (Note 26b and 26c) and financial assets that are received as collateral with the right to resell or repledge these assets (Note 26d).

a) Restricted financial assets

Restricted financial assets consist of assets pledged as collateral against an existing liability or contingent liability and other assets that are otherwise explicitly restricted such that they cannot be used to secure funding.

Financial assets are mainly pledged as collateral in securities lending transactions, in repurchase transactions, against loans from Swiss mortgage institutions and in connection with the issuance of covered bonds. UBS AG generally enters into repurchase and securities lending arrangements under standard market agreements. For securities lending, the cash received as collateral may be more or less than the fair value of the securities loaned, depending on the nature of the transaction. For repurchase agreements, the fair value of the collateral sold under an agreement to repurchase is generally in excess of the cash borrowed. Pledged mortgage loans serve as collateral for existing liabilities against Swiss central mortgage institutions and for existing covered bond issuances of USD 12,516 million as of 31 December 2018 (31 December 2017: USD 12,779 million).

Other restricted financial assets include assets protected under client asset segregation rules, assets held by UBS AG’s insurance entities to back related liabilities to the policy holders, assets held in certain jurisdictions to comply with explicit minimum local asset maintenance requirements and assets held in consolidated bankruptcy remote entities such as certain investment funds and other structured entities. The carrying value of the liabilities associated with these other restricted financial assets is generally equal to the carrying value of the assets, with the exception of assets held to comply with local asset maintenance requirements, for which the associated liabilities are greater.

Restricted financial assets
USD million	31.12.18	31.12.17
Financial assets pledged as collateral
Financial assets at fair value held for trading	43,292	47,454
of which: assets pledged as collateral that may be sold or repledged by counterparties	32,121	36,277
Loans and advances to customers[1]	18,804	18,087
Financial assets at fair value not held for trading	0	174
Total financial assets pledged as collateral[2]	62,096	65,715

Other restricted financial assets
Loans and advances to banks	5,140	3,364
Financial assets at fair value held for trading[3]	1,054	12,591
Cash collateral receivables on derivative instruments	3,205	3,921
Loans and advances to customers	935	1,289
Financial assets at fair value not held for trading[3]	23,212	2,282
Financial assets measured at fair value through other comprehensive income	171	253
Other	203	97
Total other restricted financial assets	33,920	23,796
Total financial assets pledged and other restricted financial assets	96,016	89,512
1 All related to mortgage loans that serve as collateral for existing liabilities against Swiss central mortgage institutions and for existing covered bond issuances. Of these pledged mortgage loans, approximately USD 3.2 billion for 31 December 2018 (31 December 2017: approximately USD 2.2 billion) could be withdrawn or used for future liabilities or covered bond issuances without breaching existing collateral requirements. 2 Does not include assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes (31 December 2018: USD 0.3 billion; 31 December 2017: USD 2.6 billion). 3 Financial assets for unit-linked investment contracts were reclassified from Financial assets at fair value held for trading to Financial assets at fair value not held for trading upon adoption of IFRS 9 as of 1 January 2018. Refer to Note 1c for more information.

In addition to restrictions on financial assets, UBS AG and its subsidiaries are, in certain cases, subject to regulatory requirements that affect the transfer of dividends and capital within UBS AG. Supervisory authorities also may require entities to measure capital and leverage ratios on a stressed basis, such as the Federal Reserve Board’s Comprehensive Capital Analysis and Review (CCAR) process, which affects UBS Americas Holding LLC, and may limit the ability of the intermediate holding company sub-group to make distributions of capital based on the results of those tests. In June 2018, the Federal Reserve Board released the 2018 CCAR results and did not object to UBS Americas Holding LLC’s capital plan.

Certain regulated subsidiaries are required to maintain capital and / or liquidity to comply with local regulations and may be subject to prudential limitations by regulators that limit the amount of funds that they can distribute or otherwise transfer. Supervisory authorities generally have discretion to impose higher requirements or to otherwise limit the activities of subsidiaries.

Non-regulated subsidiaries are generally not subject to such requirements and transfer restrictions. However, restrictions can also be the result of different legal, regulatory, contractual, entity- or country-specific arrangements and / or requirements.

  Refer to “Financial and regulatory key figures for our significant regulated subsidiaries and sub-groups” in the “Significant regulated subsidiary and sub-group information” section of this report for financial information on significant regulated subsidiaries of the Group